UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-04719

                The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                                                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                                     Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

\

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

Third Quarter Report

June 30, 2017

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares								Class A Shares
	Average Annual Returns – June 30, 2017 (a)								Average Annual Returns – June 30, 2017 (a)(b)(c)
	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	3.34%	22.62%	13.71%	8.33%	10.66%	11.53%	1.42%	1.42%	(0.84)%	17.43%	12.49%	7.64%	10.11%	11.07%	1.67%	1.67%
SmallCap Equity	0.15	28.06	13.23	6.34	7.83	7.75	1.79	1.50	(3.95)	22.59	12.02	5.66	7.30	7.36	2.04	1.75
Mid-Cap Equity	1.01	18.68	—	—	—	8.38	3.26	1.05	(3.10)	13.62	—	—	—	7.04	3.44	1.30
Convertible Securities	2.22	13.82	8.74	3.79	7.28	7.20	2.74	1.15	(1.93)	9.05	7.58	3.12	6.73	6.77	2.99	1.40
Equity	3.29	13.61	12.78	5.23	7.42	9.99	1.63	1.63	(0.84)	8.80	11.60	4.56	6.87	9.62	1.88	1.88
Balanced	2.56	8.37	8.44	4.81	6.18	8.34	1.35	1.35	(1.66)	3.78	7.29	4.12	5.64	7.91	1.60	1.60
Intermediate Bond	0.74	(1.45)	0.69	2.98	3.05	4.55	1.44	1.02	(3.34)	(5.52)	(0.24)	2.45	2.67	4.32	1.54	1.12

	Class C Shares								Class I Shares
	Average Annual Returns – June 30, 2017 (a)(c)(d)								Average Annual Returns – June 30, 2017 (a)(c)
	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	2.13%	20.66%	12.85%	7.53%	9.84%	10.84%	2.17%	2.17%	3.38%	22.94%	13.98%	8.59%	10.83%	11.66%	1.17%	1.17%
SmallCap Equity	(1.06)	26.14	12.38	5.56	6.97	7.09	2.54	2.25	0.20	28.36	13.51	6.60	8.00	7.87	1.54	1.25
Mid-Cap Equity	(0.21)	16.83	—	—	—	7.59	3.98	1.80	1.07	19.05	—	—	—	8.71	3.00	0.80
Convertible Securities	1.13	12.02	7.94	3.02	6.56	6.64	3.49	1.90	2.36	14.19	9.02	4.05	7.46	7.33	2.49	0.90
Equity	2.05	11.74	11.92	4.45	6.63	9.48	2.38	2.38	3.38	13.84	13.01	5.47	7.59	10.07	1.38	1.38
Balanced	1.33	6.55	7.63	4.02	5.39	7.77	2.10	2.10	2.64	8.60	8.70	5.05	6.35	8.44	1.10	1.10
Intermediate Bond	(0.52)	(3.21)	(0.08)	2.39	2.30	4.08	2.19	1.77	0.71	(1.29)	0.92	3.20	3.20	4.64	1.19	0.77

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Convertible Securities, and Intermediate Bond Funds (and for the Mighty Mites FundSM through September 30, 2005), Teton Advisors, Inc. (the “Adviser”) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2018 and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares, except for Mid-Cap Equity Fund whose performance for all share classes is based on the Fund’s inception date of May 31, 2013. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Mighty MitesSM	05/11/98	11/26/01	08/03/01	01/11/08	07/05/17
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08	07/05/17
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13	—
Convertible Securities	09/30/97	05/09/01	11/26/01	01/11/08	—
Equity	01/02/87	01/28/94	02/13/01	01/11/08	—
Balanced	10/01/91	04/06/93	09/25/01	01/11/08	—
Intermediate Bond.	10/01/91	07/26/01	10/22/01	01/11/08	—

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 84.5%
	Aerospace and Defense — 2.1%
1,204,900	Aerojet Rocketdyne Holdings Inc.†	$25,061,920
123,000	Innovative Solutions & Support Inc.†	541,200
7,000	Kratos Defense & Security Solutions Inc.†	83,090

		25,686,210

	Agriculture — 0.3%
225	J.G. Boswell Co.	154,800
138,575	Limoneira Co.	3,274,527

		3,429,327

	Airlines — 0.3%
60,000	American Airlines Group Inc.	3,019,200
225,000	American Airlines Group Inc., Escrow†	337,500

		3,356,700

	Automotive — 0.9%
27,200	Lithia Motors Inc., Cl. A	2,563,056
20,000	Navistar International Corp.†	524,600
29,605	Rush Enterprises Inc., Cl. A†	1,100,714
104,005	Rush Enterprises Inc., Cl. B†	3,786,822
66,500	Sonic Automotive Inc., Cl. A	1,293,425
70,000	Wabash National Corp.	1,538,600

		10,807,217

	Automotive: Parts and Accessories — 3.2%
6,000	China Automotive Systems Inc.†	29,040
105,000	Dana Inc.	2,344,650
10,700	Douglas Dynamics Inc.	352,030
400,000	Federal-Mogul Holdings Corp.†	4,000,000
13,400	Gentherm Inc.†	519,920
20,000	Jason Industries Inc.†	25,800
326,600	Modine Manufacturing Co.†	5,405,230
24,000	Motorcar Parts of America Inc.†	677,760
60,000	Puradyn Filter Technologies Inc.†	2,388
73,000	Shiloh Industries Inc.†	857,020
122,200	Standard Motor Products Inc.	6,381,284
177,700	Strattec Security Corp.	6,290,580
480,000	Superior Industries International Inc.	9,864,000
37,000	Tenneco Inc.	2,139,710
35,000	Titan International Inc.	420,350
33,425	Tower International Inc.	750,391

		40,060,153

	Aviation: Parts and Services — 1.2%
13,500	Astronics Corp.†	411,345
19,019	Astronics Corp., Cl. B†	581,601
125,642	Ducommun Inc.†	3,967,774
197,301	Kaman Corp.	9,839,401

		14,800,121

	Broadcasting — 1.6%
726,000	Beasley Broadcast Group Inc., Cl. A(a)	7,114,800
80,000	Entercom Communications Corp., Cl. A	828,000
255,500	Gray Television Inc.†	3,500,350
80,042	Gray Television Inc., Cl. A†	892,468
8,300	Hemisphere Media Group Inc.†	98,355
620,008	Salem Media Group Inc.	4,402,057
33,000	Sinclair Broadcast Group Inc., Cl. A	1,085,700
94,000	Townsquare Media Inc., Cl. A†	962,560
41,675	Videocon d2h Ltd., ADR†	405,915

		19,290,205

	Building and Construction — 1.9%
186,400	Armstrong Flooring Inc.†	3,349,608
141,000	Gibraltar Industries Inc.†	5,026,650
14,000	Herc Holdings Inc.†	550,480
865,000	Huttig Building Products Inc.†	6,063,650
107,074	MYR Group Inc.†	3,321,435

Shares		Market Value
99,800	The Monarch Cement Co.	$4,990,000

		23,301,823

	Business Services — 3.3%
207,884	Ascent Capital Group Inc., Cl. A†	3,193,098
1,250	Cenveo Inc.†	7,613
570	Clear Channel Outdoor Holdings Inc., Cl. A	2,765
1,997	Du-Art Film Labs Inc.†	468,297
705,520	Edgewater Technology Inc.†(a)	4,818,702
308,804	Gerber Scientific Inc., Escrow†	0
101,271	GP Strategies Corp.†	2,673,554
23,300	ICF International Inc.†	1,097,430
1,401,000	Internap Corp.†	5,141,670
32,029	KAR Auction Services Inc.	1,344,257
8,000	Landauer Inc.	418,400
16,000	Macquarie Infrastructure Corp.	1,254,400
4,560	Matthews International Corp., Cl. A	279,300
20,000	McGrath RentCorp.	692,600
115,000	MDC Partners Inc., Cl. A	1,138,500
1,639,800	ModusLink Global Solutions Inc.†	2,804,058
20,000	MoneyGram International Inc.†	345,000
3,000	Pendrell Corp.†	21,690
299,362	PFSweb Inc.†	2,472,730
158,259	PRGX Global Inc.†	1,028,683
322,800	Pure Technologies Ltd.	1,217,221
67,524	Safeguard Scientifics Inc.†	803,536
154,000	Scientific Games Corp., Cl. A†	4,019,400
500	Stamps.com Inc.†	77,437
170,001	Team Inc.†	3,986,526
22,000	Trans-Lux Corp.†	35,090
37,282	Viad Corp.	1,761,575

		41,103,532

	Closed-End Business Development Company — 0.1%
134,300	MVC Capital Inc.	1,324,198

	Communications Equipment — 0.4%
452,598	Communications Systems Inc.(a)	1,959,749
275,000	Extreme Networks Inc.†	2,535,500
30,000	ViewCast.com Inc.†	120

		4,495,369

	Computer Hardware — 0.0%
10,000	Violin Memory Inc.†	111

	Computer Software and Services — 2.7%
200,913	American Software Inc., Cl. A	2,067,395
65,000	Avid Technology Inc.†	341,900
317,000	Callidus Software Inc.†	7,671,400
79,687	Carbonite Inc.†	1,737,177
2,000	Cinedigm Corp., Cl. A†	3,480
5,000	CommerceHub Inc., Cl. A†	87,100
15,000	CommerceHub Inc., Cl. C†	261,600
166,000	comScore Inc.†	4,357,500
30,000	Datawatch Corp.†	279,000
84,801	Digi International Inc.†	860,730
745,000	FalconStor Software Inc.†	193,327
1,410	Gemalto NV	84,628
14,000	Genius Brands International Inc.†	48,161
473,080	Global Sources Ltd.†	9,461,600
20,000	GSE Systems Inc.†	59,000
360,105	Guidance Software Inc.†	2,380,294
144,267	iGO Inc.†	445,785
10,000	Materialise NV, ADR†	118,700
35,500	Mercury Systems Inc.†	1,494,195
67,500	Mitek Systems Inc.†.	567,000
5,502	MTS Systems Corp.	285,004
2,000	Qualstar Corp.†	10,240
190,389	Qumu Corp.†	555,936
3,400	Tyler Technologies Inc.†	597,278

		33,968,430

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products — 2.8%
127,200	Acme United Corp.	$3,637,920
184,000	Bassett Furniture Industries Inc.	6,982,800
2,000	Brunswick Corp.	125,460
96,387	Callaway Golf Co.	1,231,826
600,000	Goodbaby International Holdings Ltd.	248,993
10,000	Johnson Outdoors Inc., Cl. A	482,100
12,211	Lakeland Industries Inc.†	177,059
812,400	Marine Products Corp.	12,681,564
13,000	MarineMax Inc.†	254,150
1,200	National Presto Industries Inc.	132,600
106,031	Nautilus Inc.†	2,030,494
128,300	Oil-Dri Corp. of America	5,389,883
5,700	PC Group Inc.†	31
4,000,000	Playmates Holdings Ltd.	589,181
10,000	Sequential Brands Group Inc.†	39,900
8,540	Standard Diversified Opportunities Inc., Cl. A†	92,147
8,540	Standard Diversified Opportunities Inc., Cl. B†	92,147
25,000	Stanley Furniture Co Inc	28,250
88,600	ZAGG Inc.†	766,390

		34,982,895

	Consumer Services — 0.6%
523,846	1-800-Flowers.com Inc., Cl. A†	5,107,499
90,679	Angie’s List Inc.†	1,159,784
62,100	Bowlin Travel Centers Inc.†	120,474
800	Collectors Universe Inc.	19,880
74,991	XO Group Inc.†.	1,321,341

		7,728,978

	Diversified Industrial — 10.0%
25,000	A.M. Castle & Co.†	2,875
9,292	American Railcar Industries Inc.	355,884
475,356	Ampco-Pittsburgh Corp.	7,011,501
255,500	Burnham Holdings Inc., Cl. A(a)	3,896,375
95,133	Chase Corp.	10,150,691
114,300	Columbus McKinnon Corp.	2,905,506
446,598	FormFactor Inc.†	5,537,815
34,600	Graham Corp.	680,236
422,703	Griffon Corp.	9,278,331
17,954	Handy & Harman Ltd.†	563,756
25,000	Haulotte Group SA	426,594
30,000	Haynes International Inc.	1,089,300
7,000	Innophos Holdings Inc.	306,880
314,509	Insignia Systems Inc.	327,089
220,030	Intevac Inc.†	2,442,333
87,649	John Bean Technologies Corp.	8,589,602
10,000	K2M Group Holdings Inc.†	243,600
260,000	Katy Industries Inc.†	10,920
93,000	L.B. Foster Co., Cl. A	1,994,850
266,714	Lawson Products Inc.†	5,907,715
85,000	LSB Industries Inc.†	878,050
109,949	Lydall Inc.†	5,684,363
9,500	MSA Safety Inc.	771,115
612,900	Myers Industries Inc.	11,001,555
246,411	Napco Security Technologies Inc.†	2,316,263
171,400	Park-Ohio Holdings Corp.	6,530,340
25,080	Raven Industries Inc.	835,164
66,666	Rubicon Ltd.†	11,236
18,699	RWC Inc.†	243,928
518,508	Sevcon Inc.†(a)	6,948,007
28,000	Standex International Corp.	2,539,600
623,046	Steel Partners Holdings LP	11,541,927
507,600	Tredegar Corp.	7,740,900
336,069	Twin Disc Inc.†	5,424,154

		124,188,455

Shares		Market Value

	Educational Services — 0.0%
75,000	Universal Technical Institute Inc.†	$267,750

	Electronics — 2.8%
28,000	Badger Meter Inc.	1,115,800
175,300	Bel Fuse Inc., Cl. A(a)	3,655,005
348,500	CTS Corp.	7,527,600
70,000	Daktronics Inc.	674,100
80,389	Electro Scientific Industries Inc.†	662,405
63,771	EMRISE Corp.†	0
31,000	IMAX Corp.†	682,000
20,000	Iteris Inc.†	124,400
140,000	Kimball Electronics Inc.†	2,527,000
185,000	Kopin Corp.†	686,350
34,300	Mesa Laboratories Inc.	4,915,533
28,800	Methode Electronics Inc.	1,186,560
133,228	Park Electrochemical Corp.	2,454,060
82,000	Schmitt Industries Inc.†	145,960
7,037	Sparton Corp.†	154,744
293,824	Stoneridge Inc.†	4,527,828
16,000	Stratasys Ltd.†	372,960
157,000	Ultra Clean Holdings†	2,943,750
25,000	Ultralife Corp.†	180,000

		34,536,055

	Energy and Utilities: Alternative Energy — 0.0%
39,200	JA Solar Holdings Co. Ltd., ADR†	248,920

	Energy and Utilities: Integrated — 0.2%
89,440	Broadwind Energy Inc.†	450,778
36,000	MGE Energy Inc.	2,316,600

		2,767,378

	Energy and Utilities: Natural Gas — 0.8%
260,000	Alvopetro Energy Ltd.†	36,089
33,250	Chesapeake Utilities Corp.	2,492,087
108,684	Corning Natural Gas Holding Corp.	2,136,727
105,000	Delta Natural Gas Co. Inc.	3,199,350
35,000	Gas Natural Inc.	451,500
390,181	Gulf Coast Ultra Deep Royalty Trust†	25,362
65,850	RGC Resources Inc.	1,865,531
2,333	US Energy Corp. Wyoming†	1,610
10,000	Whitecap Resources Inc.	71,406

		10,279,662

	Energy and Utilities: Oil — 0.2%
244,844	Callon Petroleum Co.†	2,597,795
57,900	Tesco Corp.†	257,655

		2,855,450

	Energy and Utilities: Services — 0.3%
3,939	Archer Ltd.†	4,614
20,000	Dawson Geophysical Co.†	78,400
30,904	Flotek Industries Inc.†	276,282
225,000	Layne Christensen Co.†	1,977,750
87,500	RPC Inc.	1,768,375
7,100	Subsea 7 SA, ADR	96,035

		4,201,456

	Energy and Utilities: Water — 1.0%
24,526	Artesian Resources Corp., Cl. A	923,159
45,174	Cadiz Inc.†	609,849
24,800	California Water Service Group	912,640
4,000	Connecticut Water Service Inc.	222,040
66,000	Consolidated Water Co. Ltd.	818,400
68,000	Energy Recovery Inc.†	563,720
29,933	Middlesex Water Co.	1,185,347
50,000	Mueller Water Products Inc., Cl. A	584,000
98,904	SJW Group	4,864,099
44,037	The York Water Co.	1,534,689

		12,217,943

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Entertainment — 1.1%
368,100	Canterbury Park Holding Corp.(a)	$4,049,100
615,000	Dover Motorsports Inc.	1,291,500
818,763	Entravision Communications Corp., Cl. A	5,403,836
350,349	RLJ Entertainment Inc.†	1,166,663
50,000	SFX Entertainment Inc.†	0
426,100	Sportech plc†	592,438
34,000	World Wrestling Entertainment Inc., Cl. A	692,580

		13,196,117

	Environmental Control — 0.9%
500	AquaVenture Holdings Ltd.†	7,615
7,500	BQE Water Inc.†	260
589,228	Casella Waste Systems Inc., Cl. A†	9,669,231
17,720	Ceco Environmental Corp.	162,670
107,700	Hudson Technologies Inc.†	910,065
13,000	Primo Water Corp.†	165,100
200	Primo Water Corp., Escrow†	2,542

		10,917,483

	Equipment and Supplies — 6.4%
17,000	Amtech Systems Inc.†	143,480
20,000	AZZ Inc.	1,116,000
99,111	Berry Global Group Inc.†	5,650,334
162,400	CIRCOR International Inc.	9,643,312
300,000	Core Molding Technologies Inc.†	6,483,000
740,000	Federal Signal Corp.	12,846,400
340,000	Interpump Group SpA	9,296,663
588,000	Kimball International Inc., Cl. B	9,813,720
20,000	Maezawa Kyuso Industries Co. Ltd.	272,594
10,000	Mitcham Industries Inc.†	39,800
2,000	Neff Corp., Cl. A†	38,000
20,103	Powell Industries Inc.	643,095
353,269	The Eastern Co.(a)	10,615,733
123,000	The Gorman-Rupp Co.	3,132,810
40,000	The Greenbrier Companies Inc.	1,850,000
348,498	The L.S. Starrett Co., Cl. A(a)	2,997,083
123,233	Titan Machinery Inc.†	2,215,729
133,200	TransAct Technologies Inc.	1,132,200
57,800	Vicor Corp.†	1,034,620

		78,964,573

	Financial Services — 5.4%
3,300	Alimco Financial Corp.†	42,240
49,400	Anchor Bancorp.†	1,247,350
20,000	Atlantic American Corp.	74,000
17,000	Berkshire Bancorp Inc.†	172,550
9,246	Berkshire Hills Bancorp Inc.	324,997
4,533	BKF Capital Group Inc.†	34,334
75	Burke & Herbert Bank and Trust Co.	160,463
4	Capital Financial Holdings Inc.†	6,812
6,791	Capitol Federal Financial Inc.	96,500
18,200	Citizens & Northern Corp.	423,332
102,339	CoBiz Financial Inc.	1,780,699
28,800	Crazy Woman Creek Bancorp Inc.	475,200
35,800	Dime Community Bancshares Inc.	701,680
1,130	Farmers & Merchants Bank of Long Beach	8,672,750
40,000	Farmers National Banc Corp.	580,000
12,018	Fidelity Southern Corp.	274,731
32,000	First Internet Bancorp	897,600
591,270	Flushing Financial Corp.	16,667,901
75,600	FNB Corp.	1,070,496
10	Guaranty Corp., Cl. A†	400,000
183,860	Hallmark Financial Services Inc.†	2,072,102
15,000	Hancock Holding Co.	735,000
13,800	Heritage Commerce Corp.	190,164
30,000	HomeStreet Inc.†	830,250
80,547	Hope Bancorp Inc.	1,502,200
34,400	ICC Holdings Inc.†	608,880
90,843	KKR & Co. LP	1,689,680

Shares		Market Value
18,400	LendingTree Inc.†	$3,168,480
165,000	Medallion Financial Corp.	394,350
200,000	Monitise plc†	7,398
8,255	New York Community Bancorp Inc.	108,388
4,197	Northrim BanCorp Inc.	127,589
21,300	OceanFirst Financial Corp.	577,656
40,000	Oritani Financial Corp.	682,000
158,000	Pzena Investment Management Inc., Cl. A	1,605,280
36,971	Renasant Corp.	1,617,112
4,540	Security National Corp.	493,725
8,842	SI Financial Group Inc.	142,356
85,000	Silvercrest Asset Management Group Inc., Cl. A	1,143,250
2,996	South State Corp.	256,746
20,594	Southwest Bancorp Inc.	526,177
700,000	Sprott Inc.	1,230,722
24,700	State Bank Financial Corp.	669,864
122,503	Sterling Bancorp	2,848,195
70,000	TheStreet Inc.†	58,100
2,000	Thomasville Bancshares Inc.	74,500
10,000	TriState Capital Holdings Inc.†	252,000
55,000	TrustCo Bank Corp NY	426,250
127,100	United Financial Bancorp Inc.	2,121,299
33,089	Value Line Inc.	605,529
45,900	Washington Trust Bancorp Inc.	2,366,145
82,200	Waterstone Financial Inc.	1,549,470
87,100	Western New England Bancorp Inc.	884,065
395,000	Wright Investors’ Service Holdings Inc.†	262,675
13,200	Xenith Bankshares Inc.†	409,992

		66,341,224

	Food and Beverage — 4.1%
87,600	Andrew Peller Ltd., Cl. A	739,682
60,000	Calavo Growers Inc.	4,143,000
110,000	Cott Corp.	1,588,400
525,000	Crimson Wine Group Ltd.†	5,622,750
206,013	Farmer Brothers Co.†	6,231,893
1,700	Hanover Foods Corp., Cl. A	163,837
300	Hanover Foods Corp., Cl. B	30,750
465,172	Inventure Foods Inc.†	2,004,891
85,000	Iwatsuka Confectionery Co. Ltd.	3,408,313
1,500	J & J Snack Foods Corp.	198,105
22,531	John B Sanfilippo & Son Inc.	1,421,931
166,819	Lifeway Foods Inc.†	1,558,089
240,961	Massimo Zanetti Beverage Group SpA	2,242,995
71,900	MGP Ingredients Inc.	3,679,123
15,600	Rock Field Co. Ltd.	267,686
5,900	Scheid Vineyards Inc., Cl. A†	200,865
243,600	Snyder’s-Lance Inc.	8,433,432
311,664	SunOpta Inc.†	3,178,973
8,500	The Boston Beer Co. Inc., Cl. A†	1,123,275
80,000	The Hain Celestial Group Inc.†	3,105,600
270,000	Tingyi (Cayman Islands) Holding Corp.	320,233
295,000	Vitasoy International Holdings Ltd.	606,818
23,000	Willamette Valley Vineyards Inc.†	186,070

		50,456,711

	Health Care — 7.9%
32,960	Accuray Inc.†	156,560
2,600	AcelRx Pharmaceuticals Inc.†	5,590
5,000	Achillion Pharmaceuticals Inc.†	22,950
24,000	AngioDynamics Inc.†	389,040
341,461	Biolase Inc.†	331,217
928,000	BioScrip Inc.†	2,519,520
500	BioSpecifics Technologies Corp.†	24,755
143,100	BioTelemetry Inc.†	4,786,695
8,200	Boiron SA	809,005
71,200	Cantel Medical Corp.	5,547,192
111,100	Cardiovascular Systems Inc.†	3,580,753
10,000	CareDx Inc.†	11,100
68,000	Cempra Inc.†	312,800

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
115,000	Cogentix Medical Inc.†	$200,100
319,000	Cutera Inc.†	8,262,100
1,000	Dextera Surgical Inc.†	300
98,654	Electromed Inc.†	545,557
250,373	Exactech Inc.†	7,461,115
190,000	Exelixis Inc.†	4,679,700
2,000	Galapagos NV, ADR†	153,040
50,000	Genesis Healthcare Inc.†	87,000
1,000	Harvard Bioscience Inc.†	2,550
11,000	Heska Corp.†	1,122,770
4,022	ICU Medical Inc.†	693,795
600,218	InfuSystems Holdings Inc.†	1,080,392
23,000	Integer Holdings Corp.†	994,750
178,617	IntriCon Corp.†	1,428,936
70,041	Invitae Corp.†	669,592
184,615	Kindred Healthcare Inc.	2,150,765
155,000	Meridian Bioscience Inc.	2,441,250
122,750	Neogen Corp.†	8,483,253
197,407	NeoGenomics Inc.†	1,768,767
174,000	Nutraceutical International Corp.	7,247,100
8,333	Nuvectra Corp.†	110,667
43,700	Omega Protein Corp.	782,230
44,612	Omnicell Inc.†	1,922,777
240,000	OPKO Health Inc.†	1,579,200
45,200	Orthofix International NV†	2,100,896
6,429	Pain Therapeutics Inc.†	26,486
300	PhotoMedex Inc.†	351
2,500	PreMD Inc.†	0
4,000	Progenics Pharmaceuticals Inc.†	27,160
147,061	Quidel Corp.†	3,991,236
66,000	RTI Surgical Inc.†	386,100
276,792	SurModics Inc.†	7,791,695
130,049	Syneron Medical Ltd.†	1,424,037
2,000	Targanta Therapeutics Corp., Escrow†	0
30,000	Tetraphase Pharmaceuticals Inc.†	213,900
5,000	Titan Medical Inc.†	550
231,730	Trinity Biotech plc, ADR†	1,390,380
77,900	United-Guardian Inc.	1,203,555
5,000	Utah Medical Products Inc.	362,000
300,000	Zealand Pharma A/S†	6,013,502

		97,296,731

	Hotels and Gaming — 2.9%
71,800	Boyd Gaming Corp.	1,781,358
45,540	Churchill Downs Inc.	8,347,482
145,000	Dover Downs Gaming & Entertainment Inc.†	160,950
78,000	Eldorado Resorts Inc.†	1,560,000
3,001	Empire Resorts Inc.†	71,720
500,001	Full House Resorts Inc.†	1,220,001
506,797	Golden Entertainment Inc.†	10,495,766
3,935	Intrawest Resorts Holdings Inc.†	93,417
10,000	Ryman Hospitality Properties Inc.	640,100
365,000	The Marcus Corp.	11,023,000

		35,393,794

	Machinery — 3.4%
304,000	Astec Industries Inc.	16,875,040
4,001	Capstone Turbine Corp.†	2,720
72,580	Chart Industries Inc.†	2,520,703
6,300	DMG Mori AG	353,986
12,200	DXP Enterprises Inc.†	420,900
559,354	Gencor Industries Inc.†	9,061,535
32,000	Global Power Equipment Group Inc.†	110,400
6,000	Hardinge Inc.	74,520
130,707	Key Technology Inc.†	1,797,221
15,164	Lindsay Corp.	1,353,387
49,300	Tennant Co.	3,638,340

Shares		Market Value
44,400	The Middleby Corp.†	$5,395,044

		41,603,796

	Manufactured Housing and Recreational Vehicles — 1.0%
56,000	Cavco Industries Inc.†	7,260,400
159,000	Nobility Homes Inc.	2,667,225
50,000	Skyline Corp.†	301,000
61,000	Winnebago Industries Inc.	2,135,000

		12,363,625

	Metals and Mining — 1.5%
70,000	5N Plus Inc.†	174,352
10,000	Alkane Resources Ltd.†	1,806
175,800	Materion Corp.	6,574,920
760,000	Osisko Gold Royalties Ltd	9,289,019
2,000	Smart Sand Inc.†	17,820
900,000	Tanami Gold NL†	35,279
131,799	TimkenSteel Corp.†	2,025,751
700	United States Lime & Minerals Inc.	54,929

		18,173,876

	Paper and Forest Products — 0.2%
26,100	Keweenaw Land Association Ltd.†	2,740,500

	Publishing — 1.4%
50,093	AH Belo Corp., Cl. A	275,511
10,000	Cambium Learning Group Inc.†	50,700
150,000	Il Sole 24 Ore SpA†	70,619
906,048	The E.W. Scripps Co., Cl. A†	16,136,715
26,257	tronc Inc.†	338,453

		16,871,998

	Real Estate — 2.3%
200,000	Ambase Corp.†	200,000
8,000	Bresler & Reiner Inc.†	1,176
113,300	Capital Properties Inc., Cl. A†	1,535,215
109,000	Cohen & Steers Inc.	4,418,860
60,000	DREAM Unlimited Corp., Cl. A†	340,531
25,100	FRP Holdings Inc.†	1,158,365
256,947	Griffin Industrial Realty Inc.(a)	8,060,427
12,638	Gyrodyne LLC	259,079
8,231	Holobeam Inc.†	308,663
378,172	Reading International Inc., Cl. A†	6,099,914
71,404	Reading International Inc., Cl. B†	1,392,378
2,508	Royalty LLC†	255
134,000	Tejon Ranch Co.†	2,765,760
250,000	Trinity Place Holdings Inc.†(b)	1,688,625
31,523	Trinity Place Holdings Inc.†	224,128

		28,453,376

	Restaurants — 1.8%
13,183	Biglari Holdings Inc.†	5,269,772
70,000	Denny’s Corp.†	823,900
51,352	Jamba Inc.†	400,032
213,736	Nathan’s Famous Inc.†(a)	13,465,368
49,000	The Cheesecake Factory Inc.	2,464,700

		22,423,772

	Retail — 1.3%
48,000	Aaron’s Inc.	1,867,200
76,200	Big 5 Sporting Goods Corp.	994,410
30,000	Destination XL Group Inc.†	70,500
25,496	Ethan Allen Interiors Inc.	823,521
319,200	EVINE Live Inc.†	319,200
168,000	Ingles Markets Inc., Cl. A	5,594,400
69,000	Lands’ End Inc.†	1,028,100
57,000	La-Z-Boy Inc.	1,852,500
65,000	Movado Group Inc.	1,641,250
26,000	Pier 1 Imports Inc.	134,940
6,000	SpartanNash Co.	155,760
176,755	The Bon-Ton Stores Inc.†	77,330

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail (Continued)
14,000	Tuesday Morning Corp.†	$26,600
42,581	Village Super Market Inc., Cl. A	1,103,699
5,000	Vitamin Shoppe, Inc.†	58,250
600	Winmark Corp.	77,370

		15,825,030

	Semiconductors — 0.5%
185,100	Entegris Inc.†	4,062,945
93,700	IXYS Corp.	1,541,365
5,210	MoSys Inc.†	8,909
22,986	Veeco Instruments Inc.†	640,167

		6,253,386

	Specialty Chemicals — 2.6%
35,000	A. Schulman Inc.	1,120,000
1,170,000	Ferro Corp.†	21,399,300
267,226	General Chemical Group Inc.†(a)	3,474
113,000	Hawkins Inc.	5,237,550
2,000	KMG Chemicals Inc.	97,340
4,100	Minerals Technologies Inc.	300,120
150,000	Navigator Holdings Ltd.†	1,245,000
260,000	OMNOVA Solutions Inc.†	2,535,000
10,000	Takasago International Corp.	376,084
30,000	Treatt plc	184,428

		32,498,296

	Telecommunications — 3.1%
50,800	ATN International Inc.	3,476,752
295,023	Cincinnati Bell Inc.†	5,767,700
39,801	Consolidated Communications Holdings Inc.	. 854,527
20,000	Frequency Electronics Inc.†	190,800
710,000	HC2 Holdings Inc.†	4,174,800
652	Horizon Telecom Inc., Cl. B†	22,820
20,000	Iridium Communications Inc.†	221,000
57,500	New ULM Telecom Inc.	694,313
4,100	North State Telecommunications Corp., Cl. A	. 275,848
521,335	ORBCOMM Inc.†	5,891,085
5,788	Preformed Line Products Co.	268,679
480,000	Shenandoah Telecommunications Co.	14,736,000
515,001	Windstream Holdings Inc.	1,998,202

		38,572,526

	Transportation — 0.0%
30,000	Dakota Plains Holdings Inc.†	96
15,000	Patriot Transportation Holding Inc.†	268,050
8,200	PHI Inc.†	83,640

		351,786

	Wireless Communications — 0.0%
220,019	NII Holdings Inc.†	176,895

	TOTAL COMMON STOCKS	1,044,773,833

	PREFERRED STOCKS — 0.7%
	Automotive: Parts and Accessories — 0.2%
59,000	Jungheinrich AG	2,156,720

	Financial Services — 0.5%
310,000	Steel Partners Holdings LP	6,742,500

	Health Care — 0.0%
3,034	BioScrip Inc. †	340,075

	TOTAL PREFERRED STOCKS	9,239,295

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Business Services — 0.0%
364	Trans-Lux Pfd., Ser. B	543

	Diversified Industrial — 0.3%
88,937	Sevcon Inc., 4.000%, Ser. A (a)	3,575,267

Shares		Market Value
	Energy and Utilities — 0.0%
15,095	Corning Natural Gas Holding Corp.,
	4.800%, Ser. B	$291,972

	Food and Beverage — 0.0%
500	Seneca Foods Corp.,
	Ser. 2003	15,525

	TOTAL CONVERTIBLE PREFERRED STOCKS	3,883,307

	RIGHTS — 0.1%
	Entertainment — 0.1%
550,000	Media General Inc., CVR,
	expire 12/31/17†	940,500

	Health Care — 0.0%
300,000	Adolor Corp., CPR,
	expire 07/01/19†	78,000
400,000	Sanofi, CVR,
	expire 12/31/20†	152,000
200,000	Teva Pharmaceutical Industries Ltd., CCCP,
	expire 02/20/23†	0

		230,000

	TOTAL RIGHTS	1,170,500

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
12,500	Sevcon Inc., expire 07/11/21†(a)	90,595

	Energy and Utilities — 0.0%
86	Key Energy Services, expire 12/15/20†	0
86	Key Energy Services, expire 12/15/21†	0

		0

	Environmental Control — 0.0%
200	Primo Water Corp., expire 12/31/21†	89

	Health Care — 0.0%
8,737	BioScrip Inc., Cl. A, expire 07/27/25†	3,677
8,737	BioScrip Inc., Cl. B, expire 07/27/25†	3,264

		6,941

	TOTAL WARRANTS	97,625

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 14.4%
$178,161,000	U.S. Treasury Bills,
	0.592% to 1.111%††,
	07/06/17 to 12/21/17	177,889,754

	TOTAL INVESTMENTS — 100.0% (Cost $802,689,485)	$1,237,054,314

	Aggregate tax cost	$806,341,994

	Gross unrealized appreciation	$479,772,114
	Gross unrealized depreciation	(49,059,794)

	Net unrealized appreciation/depreciation	$430,712,320

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of the Rule 144A security amounted to $1,688,625 or 0.14% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.2%
	Aerospace — 0.7%
4,200	Hexcel Corp.	$221,718

	Automotive — 2.0%
17,800	Rush Enterprises Inc., Cl. A†	661,804

	Building and Construction — 3.9%

10,200	Armstrong Flooring Inc.†	183,294
15,600	Builders FirstSource Inc.†	238,992
7,600	EMCOR Group Inc.	496,888
9,300	MYR Group Inc.†	288,486
7,600	Napco Security Technologies Inc.†	71,440

		1,279,100

	Business Services — 7.9%
11,950	ABM Industries Inc.	496,164
18,200	Diebold Nixdorf Inc.	509,600
13,750	FTI Consulting Inc.†	480,700
4,950	KAR Auction Services Inc.	207,752
9,100	McGrath RentCorp.	315,133
7,500	PFSweb Inc.†	61,950
4,800	Team Inc.†	112,560
5,700	The Brink’s Co.	381,900

		2,565,759

	Communications — 0.3%
11,000	Pandora Media Inc.†	98,120

	Computer Software and Services — 7.4%
16,100	Bottomline Technologies Inc.†	413,609
13,300	Convergys Corp.	316,274
17,000	NetScout Systems Inc.†	584,800
18,100	Nutanix Inc., Cl. A†	364,715
16,100	Progress Software Corp.	497,329
2,000	PTC Inc.†	110,240
23,500	The Rubicon Project Inc.†	120,790

		2,407,757

	Consumer Products — 1.6%
10,200	Hanesbrands Inc.	236,232
3,000	Oxford Industries Inc.	187,470
10,400	Vera Bradley Inc.†	101,712

		525,414

	Diversified Industrial — 1.7%
4,250	Barnes Group Inc.	248,753
12,360	Columbus McKinnon Corp.	314,191

		562,944

	Electronics — 3.4%
6,700	FARO Technologies Inc.†	253,260
6,500	Plantronics Inc.	340,015
8,500	Stratasys Ltd.†	198,135
5,250	Vishay Intertechnology Inc.	87,150
3,400	Woodward Inc.	229,772

		1,108,332

	Energy and Utilities — 8.2%
15,800	C&J Energy Services Inc.†	541,466
16,500	Carrizo Oil & Gas Inc.†	287,430
24,900	Gulfport Energy Corp.†	367,275
17,500	Matador Resources Co.†	373,975
10,600	Parsley Energy Inc., Cl. A†	294,150
40,400	Patterson-UTI Energy Inc.	815,676

		2,679,972

	Environmental Control — 0.7%
14,600	Casella Waste Systems Inc., Cl. A†	239,586

	Equipment and Supplies — 2.8%
7,800	CIRCOR International Inc.	463,164

Shares		Market Value
7,600	Crown Holdings Inc.†	$453,416

		916,580

	Financial Services — 26.4%
5,200	Atlantic Capital Bancshares Inc.†	98,800
11,200	BankUnited Inc.	377,552
22,598	Beneficial Bancorp Inc.	338,970
5,000	Berkshire Hills Bancorp Inc.	175,750
7,050	Brown & Brown Inc.	303,643
21,900	CoBiz Financial Inc.	381,060
2,700	Columbia Banking System Inc.	107,595
5,100	Equity Commonwealth†	161,160
2,700	Financial Institutions Inc.	80,460
6,500	First Foundation Inc.†	106,795
8,700	Flushing Financial Corp.	245,253
7,900	Glacier Bancorp Inc.	289,219
17,100	Heritage Commerce Corp.	235,638
8,350	Hope Bancorp Inc.	155,727
44,250	Investors Bancorp Inc.	591,180
7,800	Kearny Financial Corp./MD	115,830
19,800	LegacyTexas Financial Group Inc.	754,974
5,000	Oaktree Capital Group LLC	233,000
3,250	OceanFirst Financial Corp.	88,140
20,150	OFG Bancorp	201,500
7,000	Oritani Financial Corp.	119,350
5,700	Paramount Group Inc.	91,200
4,300	Parkway Inc.	98,427
14,500	PCSB Financial Corp.†	247,370
3,900	Southwest Bancorp Inc.	99,645
9,600	State Bank Financial Corp.	260,352
20,906	Sterling Bancorp	486,065
5,500	Stifel Financial Corp.†	252,890
3,000	Stonegate Bank	138,540
1,600	The Dun & Bradstreet Corp.	173,040
10,000	TrustCo Bank Corp NY	77,500
14,250	Umpqua Holdings Corp.	261,630
22,500	United Financial Bancorp Inc.	375,525
4,800	Veritex Holdings Inc.†.	126,384
8,900	Washington Federal Inc.	295,480
4,000	Washington Trust Bancorp Inc.	206,200
5,800	Waterstone Financial Inc.	109,330
4,312	Xenith Bankshares Inc.†	133,931

		8,595,105

	Health Care — 5.7%
6,350	AngioDynamics Inc.†	102,933
8,000	Electromed Inc.†	44,240
1,600	ICU Medical Inc.†	276,000
10,300	Myriad Genetics Inc.†	266,152
5,550	Omnicell Inc.†	239,205
12,450	Patterson Cos., Inc.	584,528
3,500	STERIS plc	285,250
6,300	Sucampo Pharmaceuticals Inc., Cl. A†	66,150

		1,864,458

	Machinery — 0.7%
20,500	Mueller Water Products Inc., Cl. A	239,440

	Retail — 5.7%
31,150	American Eagle Outfitters Inc.	375,357
26,200	Darling Ingredients Inc.†	412,388
13,150	Ethan Allen Interiors Inc.	424,745
10,300	Haverty Furniture Companies Inc.	258,530
4,400	RH†	283,888
6,200	The Habit Restaurants Inc., Cl. A†	97,960

		1,852,868

	Semiconductors — 12.6%
7,900	Cabot Microelectronics Corp.	583,257
47,400	Cypress Semiconductor Corp.	647,010
36,200	Electro Scientific Industries Inc.†	298,288
47,400	Entegris Inc.†	1,040,430

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Semiconductors (Continued)
34,300	FormFactor Inc.†	$425,320
28,300	Marvell Technology Group Ltd.	467,516
20,600	ON Semiconductor Corp.†	289,224
10,616	Versum Materials Inc.	345,020

		4,096,065

	Specialty Chemicals — 3.2%
16,100	A. Schulman Inc.	515,200
27,700	Ferro Corp.†	506,633

		1,021,833

	Telecommunications — 3.3%
49,800	Extreme Networks Inc.†	459,156
29,800	Infinera Corp.†	317,966
39,600	Mitel Networks Corp.†	291,060

		1,068,182

	TOTAL COMMON STOCKS	32,005,037

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.8%
$575,000	U.S. Treasury Bills,
	0.894% to 1.090%††,
	09/21/17 to 12/21/17	$573,325

	TOTAL INVESTMENTS — 100.0% (Cost $24,335,729)	$32,578,362

	Aggregate tax cost	$24,459,069

	Gross unrealized appreciation	$9,125,160
	Gross unrealized depreciation	(1,005,867)

	Net unrealized appreciation/depreciation	$8,119,293

† Non-income	producing security.
†† Represents	annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.6%
	FINANCIALS — 21.8%
	Banks — 6.4%
2,370	BankUnited Inc.	$79,893
148	SVB Financial Group†	26,017
1,775	Zions Bancorporation	77,940

		183,850

	Diversified Financials — 4.9%
1,288	Legg Mason Inc.	49,150
1,061	Oaktree Capital Group LLC	49,442
594	T. Rowe Price Group Inc.	44,081

		142,673

	Insurance — 3.8%
473	Chubb Ltd.	68,765
1,089	Voya Financial Inc.	40,173

		108,938

	Real Estate — 6.7%
665	American Tower Corp.	87,993
2,678	CBRE Group Inc., Cl. A†	97,479
93	SL Green Realty Corp.	9,839

		195,311

	TOTAL FINANCIALS	630,772

	INFORMATION TECHNOLOGY — 19.0%
	Software and Services — 15.2%
1,035	Activision Blizzard Inc.	59,585
1,250	Convergys Corp.	29,725
211	Equinix Inc.	90,463
2,604	Fortinet Inc.†	97,494
430	MercadoLibre Inc.	107,878
469	Splunk Inc.†	26,681
279	The Dun & Bradstreet Corp.	30,174

		442,000

	Technology Hardware and Equipment — 3.8%
2,025	Diebold Nixdorf Inc.	56,700
488	MACOM Technology Solutions Holdings Inc.†	27,216
809	Versum Materials Inc.	26,293

		110,209

	TOTAL INFORMATION TECHNOLOGY	552,209

	INDUSTRIALS — 14.3%
	Capital Goods — 12.1%
141	Cummins Inc.	22,873
330	EnerSys	23,909
1,203	Fortune Brands Home & Security Inc.	78,484
552	Hexcel Corp.	29,140
504	MSC Industrial Direct Co. Inc., Cl. A	43,324
245	Orbital ATK Inc.	24,098
2,326	Quanta Services Inc.†	76,572
2,231	Rexnord Corp.†	51,871

		350,271

	Commercial and Professional Services — 2.2%
540	Bright Horizons Family Solutions Inc.†	41,693
503	IHS Markit Ltd.†	22,152

		63,845

	TOTAL INDUSTRIALS	414,116

	CONSUMER DISCRETIONARY — 13.9%
	Consumer Durables — 2.6%
1,893	Toll Brothers Inc.	74,792

	Consumer Services — 2.5%
1,323	Norwegian Cruise Line Holdings Ltd.†	71,826

Shares		Market Value

	Media — 3.5%
596	Liberty Broadband Corp., Cl. C†	$51,703
2,595	Manchester United plc, Cl. A	42,169
981	Pandora Media Inc.†	8,750

		102,622

	Retailing — 5.3%
1,266	Ethan Allen Interiors Inc.	40,892
864	Hanesbrands Inc.	20,010
197	O’Reilly Automotive Inc.†	43,092
671	Ralph Lauren Corp.	49,520

		153,514

	TOTAL CONSUMER DISCRETIONARY	402,754

	ENERGY — 12.0%
	Energy — 12.0%
1,266	C&J Energy Services Inc.†	43,386
498	Cimarex Energy Co.	46,817
1,203	Fortis Inc.	42,285
1,015	Parsley Energy Inc., Cl. A†	28,166
2,827	Patterson-UTI Energy Inc.	57,077
530	Pioneer Natural Resources Co.	84,577
2,030	Range Resources Corp.	47,035

	TOTAL ENERGY	349,343

	HEALTH CARE — 11.4%
	Health Care Equipment and Services — 6.9%
448	Insulet Corp.†	22,987
538	Laboratory Corp. of America Holdings†	82,927
710	Patterson Cos., Inc.	33,335
508	Universal Health Services Inc., Cl. B	62,017

		201,266

	Pharmaceuticals, Biotechnology, and Life Sciences — 4.5%
96	Mettler-Toledo International Inc.†	56,500
568	Vertex Pharmaceuticals Inc.†	73,198

		129,698

	TOTAL HEALTH CARE	330,964

	MATERIALS — 3.1%
	Materials — 2.5%
558	Ecolab Inc.	74,075

	Specialty Chemicals — 0.6%
885	Ferro Corp.†	16,187

	TOTAL MATERIALS	90,262

	CONSUMER STAPLES — 2.1%
	Food and Beverage — 2.1%
1,486	Coca-Cola European Partners plc	60,435

	TOTAL CONSUMER STAPLES	60,435

	TOTAL COMMON STOCKS	$2,830,855

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
$ 69,000	U.S. Treasury Bills,
	0.851%††, 08/10/17	$68,937

	TOTAL INVESTMENTS — 100.0%
	(Cost $2,316,860)	$2,899,792

Aggregate tax cost	$2,318,071

Gross unrealized appreciation	$614,964
Gross unrealized depreciation	(33,243)

Net unrealized appreciation/depreciation	$581,721

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Convertible Securities Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 77.5%
	Aerospace and Defense — 2.6%
$250,000	Aerojet Rocketdyne Holdings Inc. 2.250%, 12/15/23(a)	$265,000

	Aviation: Parts and Services — 2.0%
200,000	Kaman Corp. 3.250%, 05/01/24(a)	203,625

	Building and Construction — 2.3%
200,000	Dycom Industries Inc. 0.750%, 09/15/21	233,000

	Business Services — 1.3%
111,000	Square Inc. 0.375%, 03/01/22(a)	136,599

	Cable and Satellite — 2.4%
200,000	DISH Network Corp. 3.375%, 08/15/26(a)	243,500

	Communications Equipment — 5.5%
250,000	InterDigital Inc. 1.500%, 03/01/20	303,906
212,000	Lumentum Holdings Inc. 0.250%, 03/15/24(a)	249,233

		553,139

	Computer Software and Services — 12.1%
250,000	CSG Systems International Inc. 4.250%, 03/15/36	270,781
113,000	HubSpot Inc. 0.250%, 06/01/22(a)	109,821
100,000	MercadoLibre Inc. 2.250%, 07/01/19	203,000
105,000	Nice Systems Inc. 1.250%, 01/15/24(a)	117,534
200,000	Proofpoint Inc. 0.750%, 06/15/20	250,125
82,000	PROS Holdings Inc. 2.000%, 06/01/47(a)	74,261
176,000	RealPage Inc. 1.500%, 11/15/22(a)	192,390

		1,217,912

	Consumer Products — 0.8%
87,000	GoPro Inc. 3.500%, 04/15/22(a)	80,964

	Consumer Services — 4.7%
200,000	Carriage Services Inc. 2.750%, 03/15/21	260,375
200,000	Extra Space Storage LP 3.125%, 10/01/35(a)	214,125

		474,500

	Energy and Utilities: Integrated — 2.6%
300,000	SunPower Corp. 4.000%, 01/15/23	260,063

	Energy and Utilities: Oil — 1.9%
200,000	Chesapeake Energy Corp. 5.500%, 09/15/26(a)	188,000

	Energy and Utilities: Services — 2.1%
300,000	Cheniere Energy Inc. 4.250%, 03/15/45	208,500

	Entertainment — 2.0%
190,000	World Wrestling Entertainment Inc. 3.375%, 12/15/23(a)	202,113

Principal Amount		Market Value

	Financial Services — 2.7%
$202,000	Encore Capital Group Inc. 3.250%, 03/15/22(a)	$217,655
49,000	LendingTree Inc. 0.625%, 06/01/22(a)	53,471

		271,126

	Health Care — 16.3%
200,000	Intercept Pharmaceuticals Inc. 3.250%, 07/01/23	195,500
100,000	Invacare Corp. 4.500%, 06/01/22(a)	107,813
187,000	Neurocrine Biosciences Inc. 2.250%, 05/15/24(a)	186,182
150,000	NuVasive Inc. 2.250%, 03/15/21	207,750
100,000	Pacira Pharmaceuticals Inc. 2.375%, 04/01/22(a)	106,500
200,000	Quidel Corp. 3.250%, 12/15/20	222,750
200,000	Teladoc Inc. 3.000%, 12/15/22(a)	211,750
200,000	The Medicines Co. 2.750%, 07/15/23	210,250
250,000	Vitamin Shoppe Inc. 2.250%, 12/01/20	198,125

		1,646,620

	Semiconductors — 13.6%
200,000	Cypress Semiconductor Corp. 4.500%, 01/15/22(a)	245,375
200,000	Inphi Corp. 1.125%, 12/01/20	225,250
100,000	Knowles Corp. 3.250%, 11/01/21	118,063
100,000	Microchip Technology Inc. 1.625%, 02/15/27(a)	105,625
200,000	Micron Technology Inc. 3.000%, 11/15/43	226,000
211,000	Silicon Laboratories Inc. 1.375%, 03/01/22(a)	219,176
200,000	Teradyne Inc. 1.250%, 12/15/23(a)	231,125

		1,370,614

	Transportation — 2.6%
250,000	Atlas Air Worldwide Holdings Inc. 2.250%, 06/01/22	264,063

	TOTAL CONVERTIBLE CORPORATE BONDS	7,819,338

Shares

	PREFERRED STOCKS — 6.8%
	Building and Construction — 2.2%
2,007	Stanley Black & Decker Inc. 5.375%, 05/15/20,	220,208

	Energy and Utilities: Oil — 2.2%
4,000	Hess Corp. 8.000%, 02/01/19,	222,480

	Health Care — 2.4%
4,494	Becton Dickinson and Co. 6.125%, 05/01/20,	246,181

	TOTAL PREFERRED STOCKS	688,869

	CONVERTIBLE PREFERRED STOCKS — 3.0%
	Agriculture — 1.0%
1,000	Bunge Ltd. 4.875%	104,250

See accompanying notes to schedule of investments.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Market Value

	CONVERTIBLE PREFERRED STOCKS (Continued)
	Real Estate Investment Trusts — 2.0%
3,000	Welltower Inc. 6.500% Ser. I	$198,780

	TOTAL CONVERTIBLE PREFERRED STOCKS	303,030

	MANDATORY CONVERTIBLE SECURITIES (b) — 10.2%
	Computer Software and Services — 3.2%
2,000	Alibaba - Mandatory Exchange Trust, 5.750%, 06/03/19 (a)	327,070

	Energy and Utilities: Integrated — 2.1%
3,800	DTE Energy Co., 6.500%, 10/01/19	208,430

	Health Care — 1.7%
200	Allergan plc, Ser. A 5.500%, 03/01/18	173,616

	Industrials — 2.3%
4,200	Rexnord Corp., 5.750%, 11/15/19	227,850

	Telecommunications — 0.9%
3,000	Frontier Communications Corp., Ser. A 11.125%, 06/29/18	88,320

	TOTAL MANDATORY CONVERTIBLE SECURITIES	1,025,286

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 2.5%
$250,000	U.S. Treasury Bills, 0.945% to 1.003%†, 08/31/17 to 09/28/17	$249,467

	TOTAL INVESTMENTS — 100.0%
	(Cost $9,702,386)	$10,085,990

	Aggregate tax cost	$9,702,386

	Gross unrealized appreciation	643,720
	Gross unrealized depreciation	(260,116)

	Net unrealized appreciation/depreciation	$383,604

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of Rule 144A securities amounted to $4,288,908 or 42.52% of total investments.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Equity Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.4%
	Aerospace — 4.1%
6,700	General Dynamics Corp.	$1,327,270
6,360	The Boeing Co.	1,257,690

		2,584,960

	Banking — 14.0%
97,905	Bank of America Corp.	2,375,175
27,185	BB&T Corp.	1,234,471
26,814	JPMorgan Chase & Co.	2,450,800
38,420	Wells Fargo & Co.	2,128,852
12,900	Western Alliance Bancorp†	634,680

		8,823,978

	Business Services — 4.1%
35,425	Booz Allen Hamilton Holding Corp.	1,152,729
6,500	FedEx Corp.	1,412,645

		2,565,374

	Cable and Satellite — 1.9%
31,260	Comcast Corp., Cl. A	1,216,639

	Computer Software and Services — 7.4%
10,370	Accenture plc, Cl. A	1,282,562
1,273	Alphabet Inc., Cl. A†	1,183,483
9,980	Microsoft Corp.	687,921
30,600	Oracle Corp.	1,534,284

		4,688,250

	Consumer Products — 4.0%
17,000	Colgate-Palmolive Co.	1,260,210
21,950	VF Corp.	1,264,320

		2,524,530

	Diversified Industrial — 2.2%
10,305	Honeywell International Inc.	1,373,553

	Electronics — 0.9%
7,825	Texas Instruments Inc.	601,977

	Energy and Energy Services — 3.6%
14,600	EOG Resources Inc.	1,321,592
21,935	Halliburton Co.	936,844

		2,258,436

	Energy: Integrated — 5.8%
9,000	NextEra Energy Inc.	1,261,170
32,970	RSP Permian Inc.†	1,063,942
22,200	WEC Energy Group Inc.	1,362,636

		3,687,748

	Energy: Oil — 1.9%
11,795	Chevron Corp.	1,230,572

	Financial Services — 7.9%
4,850	Alliance Data Systems Corp.	1,244,947
18,800	American International Group Inc.	1,175,376
8,600	Chubb Ltd.	1,250,268
19,675	Intercontinental Exchange Inc.	1,296,976

		4,967,567

Shares		Market Value

	Food and Beverage — 8.0%
14,800	Dr Pepper Snapple Group Inc.	$1,348,428
21,950	General Mills Inc.	1,216,030
37,250	Hormel Foods Corp.	1,270,598
10,750	PepsiCo Inc.	1,241,518

		5,076,574

	Health Care — 12.9%
32,505	Abbott Laboratories	1,580,068
8,300	Aetna Inc.	1,260,189
10,170	Becton, Dickinson and Co.	1,984,269
7,400	Cigna Corp.	1,238,686
15,800	Johnson & Johnson	2,090,182

		8,153,394

	Real Estate Investment Trusts — 1.9%
5,625	Public Storage	1,172,981

	Retail — 6.0%
19,400	CVS Health Corp.	1,560,924
5,900	Simon Property Group Inc.	954,384
8,500	The Home Depot Inc.	1,303,900

		3,819,208

	Semiconductors — 0.9%
4,075	Lam Research Corp.	576,327

	Specialty Chemicals — 2.0%
3,565	The Sherwin-Williams Co.	1,251,172

	Telecommunications — 6.9%
21,450	Amdocs Ltd.	1,382,667
48,025	AT&T Inc.	1,811,983
13,175	Motorola Solutions Inc.	1,142,800

		4,337,450

	Transportation — 2.0%
11,700	Union Pacific Corp.	1,274,247

	TOTAL COMMON STOCKS	62,184,937

	SHORT TERM INVESTMENT — 1.6%
	Other Investment Companies — 1.6%
988,616	Dreyfus Treasury Securities Cash Management, 0.750%*	988,616

	TOTAL INVESTMENTS — 100.0%
	(Cost $51,807,146)	$63,173,553

	Aggregate tax cost	$51,807,146

	Gross unrealized appreciation	$13,094,569
	Gross unrealized depreciation	(1,728,162)

	Net unrealized appreciation/depreciation	$11,366,407

*	1 day yield as of June 30, 2017.

†	Non-income producing security.

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 67.7%
	Aerospace — 3.1%
5,225	General Dynamics Corp.	$1,035,073
5,265	The Boeing Co.	1,041,154

		2,076,227

	Banking — 8.1%
58,460	Bank of America Corp.	1,418,240
19,000	BB&T Corp.	862,790
16,016	JPMorgan Chase & Co.	1,463,862
22,870	Wells Fargo & Co.	1,267,227
8,950	Western Alliance Bancorp†	440,340

		5,452,459

	Business Services — 2.7%
24,900	Booz Allen Hamilton Holding Corp.	810,246
4,675	FedEx Corp.	1,016,018

		1,826,264

	Cable and Satellite — 1.5%
25,950	Comcast Corp., Cl. A	1,009,974

	Computer Software and Services — 4.9%
7,045	Accenture plc, Cl. A	871,326
887	Alphabet Inc., Cl. A†	824,626
6,975	Microsoft Corp.	480,787
22,200	Oracle Corp.	1,113,108

		3,289,847

	Consumer Products — 3.0%
14,200	Colgate-Palmolive Co.	1,052,646
16,050	VF Corp.	924,480

		1,977,126

	Diversified Industrial — 1.6%
7,825	Honeywell International Inc.	1,042,994

	Electronics — 0.6%
5,500	Texas Instruments Inc.	423,115

	Energy and Energy Services — 2.3%
10,000	EOG Resources Inc.	905,200
15,225	Halliburton Co.	650,260

		1,555,460

	Energy: Integrated — 4.2%
7,675	NextEra Energy Inc.	1,075,498
22,850	RSP Permian Inc.†	737,369
15,775	WEC Energy Group Inc.	968,269

		2,781,136

	Energy: Oil — 1.3%
8,210	Chevron Corp.	856,549

	Financial Services — 5.8%
3,900	Alliance Data Systems Corp.	1,001,091
13,200	American International Group Inc.	825,264
7,000	Chubb Ltd.	1,017,660
16,000	Intercontinental Exchange Inc.	1,054,720

		3,898,735

	Food and Beverage — 5.6%
10,400	Dr Pepper Snapple Group Inc.	947,544
15,275	General Mills Inc.	846,235
25,925	Hormel Foods Corp.	884,302
9,000	PepsiCo Inc.	1,039,410

		3,717,491

	Health Care — 9.6%
29,600	Abbott Laboratories	1,438,856
6,925	Aetna Inc.	1,051,423
7,055	Becton, Dickinson and Co.	1,376,501
6,400	Cigna Corp.	1,071,296

Shares		Market Value
11,500	Johnson & Johnson	$1,521,335

		6,459,411

	Real Estate Investment Trusts — 1.3%
4,325	Public Storage	901,892

	Retail — 4.2%
13,450	CVS Health Corp.	1,082,187
4,900	Simon Property Group Inc.	792,624
5,925	The Home Depot Inc.	908,895

		2,783,706

	Semiconductors — 0.6%
2,850	Lam Research Corp.	403,075

	Specialty Chemicals — 1.4%
2,700	The Sherwin-Williams Co.	947,592

	Telecommunications — 4.5%
15,100	Amdocs Ltd.	973,346
33,375	AT&T Inc.	1,259,239
9,140	Motorola Solutions Inc.	792,804

		3,025,389

	Transportation — 1.4%
8,700	Union Pacific Corp.	947,517

	TOTAL COMMON STOCKS	45,375,959

Principal Amount
	CORPORATE BONDS — 20.2%
	Banking — 4.0%
$ 600,000	Citigroup Inc.,
	2.500%, 07/29/19	605,692
750,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	807,409
600,000	The Goldman Sachs Group Inc., MTN,
	3.850%, 07/08/24	623,673
600,000	Wells Fargo & Co., MTN,
	3.500%, 03/08/22	623,719

		2,660,493

	Computer Hardware — 1.0%
650,000	International Business Machines Corp.,
	2.900%, 11/01/21	665,388

	Consumer Products — 1.9%
500,000	Colgate-Palmolive Co., MTN,
	2.100%, 05/01/23	492,103
800,000	Costco Wholesale Corp.,
	1.700%, 12/15/19	798,390

		1,290,493

	Diversified Industrial — 1.2%
800,000	John Deere Capital Corp., MTN,
	1.950%, 12/13/18	804,170

	Electronics — 2.3%
1,000,000	Intel Corp.,
	3.300%, 10/01/21	1,046,267
500,000	Texas Instruments Inc.,
	1.650%, 08/03/19	500,498

		1,546,765

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	Energy: Oil — 0.8%
$ 500,000	XTO Energy Inc.,
	6.500%, 12/15/18	$534,349

	Financial Services — 2.8%
600,000	Capital One Financial Corp.,
	3.750%, 04/24/24	614,005
600,000	Morgan Stanley, GMTN,
	3.700%, 10/23/24	616,343
600,000	The PNC Financial Services Group Inc., STEP,
	2.854%, 11/09/22	606,045

		1,836,393

	Health Care — 2.6%
500,000	Abbott Laboratories,
	2.550%, 03/15/22	496,753
600,000	Aetna Inc.,
	3.500%, 11/15/24	619,903
600,000	Amgen Inc.,
	3.450%, 10/01/20	625,078

		1,741,734

	Retail — 1.8%
600,000	CVS Health Corp.,
	3.375%, 08/12/24	610,846
600,000	McDonalds Corp., MTN,
	2.100%, 12/07/18	603,586

		1,214,432

	Telecommunications — 1.8%
600,000	AT&T Inc.,
	2.300%, 03/11/19	603,807
600,000	Verizon Communications Inc.,
	3.650%, 09/14/18	613,475

		1,217,282

	TOTAL CORPORATE BONDS	13,511,499

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
	Federal Home Loan Mortgage Corp. — 2.6%
600,000	1.750%, 05/30/19	604,157
1,100,000	2.375%, 01/13/22	1,123,808

		1,727,965

	Federal National Mortgage Association — 1.7%
1,100,000	2.625%, 09/06/24	1,129,669

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	2,857,634

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 6.1%
	U.S. Treasury Inflation Indexed Notes — 1.6%
$1,025,073	2.125%, 01/15/19	$1,058,660

	U.S. Treasury Notes — 4.5%
750,000	3.375%, 11/15/19	783,735
1,000,000	2.250%, 11/15/24	1,005,703
500,000	2.000%, 02/15/25	493,242
800,000	1.625%, 02/15/26	760,453

		3,043,133

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,101,793

Shares

	SHORT TERM INVESTMENT — 1.7%
	Other Investment Companies — 1.7%
1,140,943	Dreyfus Treasury Securities Cash Management, 0.750%*	1,140,943

	TOTAL INVESTMENTS — 100.0%
	(Cost $57,829,134)	$66,987,828

	Aggregate tax cost	$57,829,134

	Gross unrealized appreciation	$10,439,617
	Gross unrealized depreciation	(1,280,923)

	Net unrealized appreciation/depreciation	$9,158,694

*	1 day yield as of June 30, 2017.

†	Non-income producing security.

GMTN	Global Medium Term Note
MTN	Medium Term Note
STEP	Step coupon security. The rate disclosed is that in effect at June 30, 2017.

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 56.5%
	Aerospace — 9.0%
$ 250,000	Harris Corp.,
	1.999%, 04/27/18	$250,392
200,000	The Boeing Co.,
	6.000%, 03/15/19	213,906
250,000	United Technologies Corp.,
	3.100%, 06/01/22	258,945

		723,243

	Automotive — 6.2%
250,000	Ford Motor Credit Co. LLC,
	1.724%, 12/06/17	250,043
250,000	General Motors Co.,
	3.500%, 10/02/18	254,467

		504,510

	Banking — 10.8%
250,000	Citigroup Inc.,
	1.800%, 02/05/18	250,225
200,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	215,309
400,000	The Bank of New York Mellon Corp., Ser. G,
	2.200%, 05/15/19	403,428

		868,962

	Computer Hardware — 3.7%
300,000	Apple Inc.,
	1.422%, 05/03/18(a)	300,670

	Electronics — 3.1%
250,000	Arrow Electronics Inc.,
	3.000%, 03/01/18	251,826

	Financial Services — 5.6%
250,000	Bank of America Corp.,
	2.000%, 01/11/18	250,414
200,000	Capital One Financial Corp.,
	3.750%, 04/24/24	204,668

		455,082

	Food and Beverage — 6.4%
250,000	Mondelēz International Inc.,
	5.375%, 02/10/20	269,791
250,000	PepsiCo Inc.,
	1.250%, 04/30/18	249,623

		519,414

	Health Care — 3.1%
250,000	Aetna Inc.,
	1.700%, 06/07/18	250,154

	Retail — 2.9%
250,000	The Home Depot, Inc.,
	2.125%, 09/15/26	234,003

	Telecommunications — 5.7%
250,000	AT&T Inc.,
	3.900%, 03/11/24	256,397

Principal Amount		Market Value
$200,000	Verizon Communications Inc.,
	3.000%, 11/01/21	$202,846

		459,243

	TOTAL CORPORATE BONDS	4,567,107

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.7%
	Federal Home Loan Mortgage Corp. — 4.4%
350,000	1.750%, 05/30/19	352,425

	Federal National Mortgage Association — 13.0%
250,000	0.875%, 05/21/18	249,167
400,000	2.625%, 09/06/24	410,789
400,000	2.125%, 04/24/26	390,343

		1,050,299

	Government National Mortgage Association — 0.3%
4,608	6.000%, 12/15/33	5,237
15,501	5.500%, 01/15/34	17,466

		22,703

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	1,425,427

	U.S. GOVERNMENT OBLIGATIONS — 18.5%
	U.S. Treasury Bonds — 6.5%
150,000	5.375%, 02/15/31	201,656
350,000	2.500%, 02/15/45	326,717

		528,373

	U.S. Treasury Notes — 12.0%
500,000	2.000%, 02/15/25	493,242
500,000	1.625%, 02/15/26	475,283

		968,525

	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,496,898

Shares

	SHORT TERM INVESTMENT — 7.3%
	Other Investment Companies — 7.3%
589,608	Dreyfus Treasury Securities Cash Management, 0.750%*	589,608

	TOTAL INVESTMENTS — 100.0%
	(Cost $8,026,019)	$8,079,040

	Aggregate tax cost	$8,026,019

	Gross unrealized appreciation	$106,253
	Gross unrealized depreciation	(53,232)

	Net unrealized appreciation/depreciation	$53,021

*	1 day yield as of June 30, 2017.

(a)	Variable rate security. Rate shown is the effective rate as of June 30, 2017.

See accompanying notes to schedule of investments.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the “Adviser”). Investments in open-end investment companies are valued at each Underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including a Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of June 30, 2017 is as follows:

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	$3,019,200	$337,500	—	$3,356,700
Automotive: Parts and Accessories	36,060,153	—	$4,000,000	40,060,153
Broadcasting	18,397,737	892,468	—	19,290,205
Business Services	40,600,145	503,387	0	41,103,532
Communications Equipment	4,495,249	120	—	4,495,369
Computer Hardware	—	—	111	111
Consumer Products	34,890,717	92,178	—	34,982,895
Consumer Services	7,608,504	120,474	—	7,728,978
Diversified Industrial	123,933,607	254,848	—	124,188,455
Electronics	34,536,055	—	0	34,536,055
Energy and Utilities: Natural Gas	8,142,935	2,136,727	—	10,279,662
Entertainment	13,196,117	—	0	13196117
Environmental Control	10,914,941	2,542	—	10,917,483
Financial Services	55,835,265	10,105,959	400,000	66,341,224
Food and Beverage	50,061,259	395,452	—	50,456,711
Health Care	97,296,731	—	0	97,296,731
Manufactured Housing and Recreational Vehicles	9,696,400	2,667,225	—	12,363,625
Real Estate	26,454,657	1,998,464	255	28,453,376
Specialty Chemicals	32,494,822	3,474	—	32,498,296
Telecommunications	38,273,858	298,668	—	38,572,526
Transportation	351,690	96	—	351,786
Other Industries (a)	374,303,843	—	—	374,303,843
Total Common Stocks	1,020,563,885	19,809,582	4,400,366	1,044,773,833
Preferred Stocks (a)	8,899,220	340,075	—	9,239,295
Convertible Preferred Stocks (a)	—	3,883,307	—	3,883,307
Rights (a)	152,000	—	1,018,500	1,170,500
Warrants (a)	—	97,625	0	97,625
U.S. Government Obligations	—	177,889,754	—	177,889,754
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,029,615,105	$202,020,343	$5,418,866	$1,237,054,314

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$32,005,037	—	—	$32,005,037
U.S. Government Obligations (a)	—	$573,325	—	573,325
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$32,005,037	$573,325	—	$32,578,362

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$2,830,855	—	—	$2,830,855
U.S. Government Obligations	—	$68,937	—	68,937
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,830,855	$68,937	—	$2,899,792

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	—	$7,819,338	—	$7,819,338
Convertible Preferred Stocks	$303,030	—	—	303,030
Mandatory Convertible Securities	698,216	327,070	—	1,025,286
Preferred Stocks	688,869			688,869
U.S. Government Obligations	—	249,467	—	249,467
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,690,115	$8,395,875	—	$10,085,990

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$62,184,937	—	—	$62,184,937
Short Term Investments	988,616	—	—	988,616
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$63,173,553	—	—	$63,173,553

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$45,375,959	—	—	$45,375,959
Corporate Bonds (a)	—	$13,511,499	—	13,511,499
U.S. Government Agency Obligations	—	2,857,634	—	2,857,634
U.S. Government Obligations	—	4,101,793	—	4,101,793
Short Term Investments	1,140,943	—	—	1,140,943
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$46,516,902	$20,470,926	—	$66,987,828

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds (a)	—	$4,567,107	—	$4,567,107
U.S. Government Agency Obligations	—	1,425,427	—	1,425,427
U.S. Government Obligations	—	1,496,898	—	1,496,898
Short Term Investments	$589,608	—	—	589,608
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$589,608	$7,489,432	—	$8,079,040

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2017 or September 30, 2016 for SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2017, the Funds did not hold any restricted securities.

Tax Information. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Subsequent Events. On July 5, 2017, the TETON Westwood Mighty Mites Fund and TETON Westwood SmallCap Equity Fund began to offer for sale Class T Shares.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Westwood Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA

Attorney, Anthony S. Colavita, P.C.

JAMES P. CONN

Former Managing Director and Chief

Investment Officer, Financial Security

Assurance Holdings Ltd.

LESLIE F. FOLEY

Attorney

MARY E. HAUCK

Former Senior Portfolio Manager,

Gabelli-O’Connor Fixed Income Mutual

Fund Management Company

MICHAEL J. MELARKEY

Of Counsel,

McDonald Carano Wilson LLP

KUNI NAKAMURA

President of Advanced Polymer, Inc.

WERNER J. ROEDER, MD

Former Medical Director,

Lawrence Hospital

SALVATORE J. ZIZZA

Chairman,

Zizza & Associates Corp.

Officers

BRUCE N. ALPERT President JOHN C. BALL Treasurer ANDREA R. MANGO Secretary	AGNES MULLADY Vice President RICHARD J. WALZ Chief Compliance Officer

Investment Adviser	Distributor
Teton Advisors, Inc.	G.distributors, LLC
Custodian	Legal Counsel
The Bank of New York Mellon	Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ217QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/18/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/18/2017

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	8/18/2017

*	Print the name and title of each signing officer under his or her signature.